Income Taxes - Net Operating Losses and Valuation Allowance (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating loss carryforwards
Valuation allowance	$ 30	$ 11
State deferred tax assets
Operating loss carryforwards
Valuation allowance	2
State
Operating loss carryforwards
Deferred tax assets, loss carryforwards	28
Valuation allowance, net operating losses	$ 28